SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted average deposits rates	1.39%	1.44%
Amounts offset from accounts receivable	$ 22,936	$ 22,032
Marketing expenses	$ 7,158	$ 10,790	$ 8,093
Number of shares outstanding options	6,930,143	7,507,811	6,750,259
Warrant to purchase purchase ordinary shares		26,667	26,667
Redeemable preferred shares		16,416,749	16,416,749
Reverse Share Split	1.5
Severance expenses	$ 3,659	$ 3,091	$ 2,330
Series A preferred shares [Member]
Redeemable preferred shares		27,778	27,778
RSU's [Member]
Number of shares outstanding options	1,311,702